Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 16,923	$ 30,097
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance (Reversal of allowance) for doubtful accounts	262	312
Depreciation and amortization	1,004	870
Amortization of right-of-use assets	281	402
Deferred income tax expense (benefit)	25	(461)
Share-based compensation	189	2,585
Gains on disposal of a subsidiary	(26)
Amortization of loan origination fees	6
Change in fair value of warrant liability	(155)	(18,213)
Changes in assets and liabilities
Accounts receivable	(33,971)	(9,385)
Prepayment and other assets	(27,034)	(7,386)
Unamortized produced content	(144)	(536)
Accounts payable	28,713	2,210
Advances from customers	(359)	(73)
Accrued liabilities and other payables	981	(1,287)
Other taxes payable	1,742	245
Operating lease liabilities	(324)	(386)
Net cash provided by operating activities	(11,887)	(1,006)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(62)	(10)
Prepayments for acquisition of intangible assets		(984)
Payments for short term investment	1,746
Net cash used in investing activities	1,684	(994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	(124)	4,299
Repayments to related Parties	(232)
Proceeds from direct offerings	12,885
Cash acquired from the acquisition of TKK		23
Net cash (used in) provided by financing activities	12,529	4,322
Effect of exchange rate changes	254	(185)
Net increase in cash and cash equivalents	2,580	2,137
Cash and cash equivalents, at beginning of year	17,731	6,919
Cash and cash equivalents, at end of year	20,311	9,056
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	169	86
Right of use assets obtained in exchange for operating lease obligations